Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 21,545	€ 21,297
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,545	21,297
Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,958	3,806
Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,611	5,454
Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,467	4,567
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,985	1,799
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,389	3,638
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,586	1,465
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	549	567
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		21,297
Operating segments [member] | Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,545
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,549	21,301
Operating segments [member] | Telecom activities, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,545	21,297
Operating segments [member] | Telecom activities, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,958	3,806
Operating segments [member] | Telecom activities, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,611	5,454
Operating segments [member] | Telecom activities, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,467	4,568
Operating segments [member] | Telecom activities, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,987	1,802
Operating segments [member] | Telecom activities, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,389	3,638
Operating segments [member] | Telecom activities, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,586	1,465
Operating segments [member] | Telecom activities, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	550	568
Operating segments [member] | France (excluding Enterprise), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,691	8,827
Operating segments [member] | France (excluding Enterprise), operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,332	8,485
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,493	2,406
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,182	1,154
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,865	1,907
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,257	2,455
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	584	552
Operating segments [member] | France (excluding Enterprise), operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	310	353
Operating segments [member] | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,546	5,325
Operating segments [member] | Europe (excluding France), operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,482	5,255
Operating segments [member] | Europe (excluding France), operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,466	1,400
Operating segments [member] | Europe (excluding France), operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,449	1,414
Operating segments [member] | Europe (excluding France), operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	614	614
Operating segments [member] | Europe (excluding France), operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	262	214
Operating segments [member] | Europe (excluding France), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	814	877
Operating segments [member] | Europe (excluding France), operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	822	719
Operating segments [member] | Europe (excluding France), operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	120	87
Operating segments [member] | Spain, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,321	2,265
Operating segments [member] | Spain, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,299	2,240
Operating segments [member] | Spain, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	946	931
Operating segments [member] | Spain, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	389	399
Operating segments [member] | Spain, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	231	217
Operating segments [member] | Spain, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23	18
Operating segments [member] | Spain, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	384	406
Operating segments [member] | Spain, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	347	293
Operating segments [member] | Spain, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1
Operating segments [member] | Other European countries, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,230	3,065
Operating segments [member] | Other European countries, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,183	3,015
Operating segments [member] | Other European countries, operating segment [member] | Convergent services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	520	469
Operating segments [member] | Other European countries, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,060	1,015
Operating segments [member] | Other European countries, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	384	397
Operating segments [member] | Other European countries, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	238	196
Operating segments [member] | Other European countries, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	434	476
Operating segments [member] | Other European countries, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	475	426
Operating segments [member] | Other European countries, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119	87
Operating segments [member] | Africa and Middle-East, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,472	3,381
Operating segments [member] | Africa and Middle-East, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,386	3,298
Operating segments [member] | Africa and Middle-East, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,652	2,578
Operating segments [member] | Africa and Middle-East, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	411	384
Operating segments [member] | Africa and Middle-East, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	21
Operating segments [member] | Africa and Middle-East, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	324	324
Operating segments [member] | Africa and Middle-East, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43	55
Operating segments [member] | Africa and Middle-East, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	18
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,944	3,888
Operating segments [member] | Enterprise, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,767	3,692
Operating segments [member] | Enterprise, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	348	325
Operating segments [member] | Enterprise, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,641	1,738
Operating segments [member] | Enterprise, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,794	1,663
Operating segments [member] | Enterprise, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20	20
Operating segments [member] | Enterprise, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140	141
Operating segments [member] | Totem
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	342	328
Operating segments [member] | Totem | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64	56
Operating segments [member] | Totem | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	342	328
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	763	772
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	514	511
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	516	539
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	247	234
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)	(4)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	(1)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(3)	(2)
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(1)	(1)
Elimination of intersegment amounts | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)	(4)
Elimination of intersegment amounts | France (excluding Enterprise), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(359)	(342)
Elimination of intersegment amounts | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(64)	(70)
Elimination of intersegment amounts | Spain, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(22)	(25)
Elimination of intersegment amounts | Other European countries, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(47)	(51)
Elimination of intersegment amounts | Africa and Middle-East, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(86)	(83)
Elimination of intersegment amounts | Enterprise, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(177)	(196)
Elimination of intersegment amounts | Totem
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(278)	(272)
Elimination of intersegment amounts | International Carriers and Shared Services, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(249)	(261)
Elimination of intersegment amounts within Europe | Europe (excluding France), operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(5)	(5)
Elimination of intersegment amounts within Europe | Europe (excluding France), operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(5)	(5)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(1,210)	(1,220)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member] | Mobile-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(19)	(18)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member] | Fixed-only services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(64)	(75)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(89)	(96)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(885)	(904)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4)	(3)
Elimination of intersegment amounts within Telecom activities | Telecom activities, operating segment [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ (148)	€ (124)